Derivative instruments and hedging activities - Cash flow hedges and non-hedging derivatives outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Notional Amount Of Derivatives
Derivative, Notional Amount	$ 350,223	$ 403,671
Derivative Asset Fair Value Net
Deivatives assets	20,785	17,966
Derivative Liability Fair Value Net
Derivatives liabilities	18,925	16,619
Designated As Hedging Instrument Member
Notional Amount Of Derivatives
Derivative, Notional Amount	188,800	97,600
Derivative Asset Fair Value Net
Deivatives assets	0	32
Derivative Liability Fair Value Net
Derivatives liabilities	1,267	264
Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	161,423	306,071
Derivative Asset Fair Value Net
Deivatives assets	20,785	17,934
Derivative Liability Fair Value Net
Derivatives liabilities	17,658	16,355
Forward contracts | Designated As Hedging Instrument Member
Notional Amount Of Derivatives
Derivative, Notional Amount	188,800	97,600
Forward contracts | Designated As Hedging Instrument Member | Other assets
Derivative Asset Fair Value Net
Deivatives assets	0	32
Forward contracts | Designated As Hedging Instrument Member | Other liabilities
Derivative Liability Fair Value Net
Derivatives liabilities	1,267	264
Interest rate cap | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	29,248	169,962
Interest rate cap | Non designated as hedging instrument | Other assets
Derivative Asset Fair Value Net
Deivatives assets	0	1
Interest rate cap | Non designated as hedging instrument | Other liabilities
Derivative Liability Fair Value Net
Derivatives liabilities	0	1
Indexed options on deposits | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	69,054	69,354
Indexed options on deposits | Non designated as hedging instrument | Other assets
Derivative Asset Fair Value Net
Deivatives assets	20,785	17,933
Bifurcated embedded options | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	63,121	66,755
Bifurcated embedded options | Non designated as hedging instrument | Interest-bearing deposits
Derivative Liability Fair Value Net
Derivatives liabilities	$ 17,658	$ 16,354